DFA INVESTMENT DIMENSIONS GROUP INC.
INSTITUTIONAL CLASS SHARES
CLASS R1 SHARES
CLASS R2 SHARES

U.S. Small Cap Value Portfolio
U.S. Targeted Value Portfolio
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
U.S. Vector Equity Portfolio
U.S. Small Cap Portfolio
U.S. Micro Cap Portfolio
International Core Equity Portfolio
Japanese Small Company Portfolio
Asia Pacific Small Company Portfolio
United Kingdom Small Company
Portfolio
Continental Small Company Portfolio
DFA International Small Cap Value Portfolio
International Vector Equity Portfolio
World ex U.S. Targeted Value Portfolio
World ex U.S. Core Equity Portfolio
Emerging Markets Portfolio
Emerging Markets Value Portfolio

Emerging Markets Targeted Value Portfolio
Emerging Markets Small Cap Portfolio
Emerging Markets Core Equity Portfolio
U.S. Small Cap Growth Portfolio
International Small Cap Growth Portfolio
U.S. Social Core Equity 2 Portfolio
U.S. Sustainability Core 1 Portfolio
International Sustainability Core 1 Portfolio
International Social Core Equity Portfolio
Emerging Markets Sustainability Core 1 Portfolio
Emerging Markets Social Core Equity Portfolio
Tax-Managed U.S. Marketwide Value Portfolio
Tax-Managed U.S. Targeted Value Portfolio
Tax-Managed U.S. Equity Portfolio
Tax-Managed U.S. Small Cap Portfolio
T.A. U.S. Core Equity 2 Portfolio
T.A. World ex U.S. Core Equity Portfolio
VA U.S. Targeted Value Portfolio
VA International Small Portfolio

DIMENSIONAL INVESTMENT GROUP INC.

Tax-Managed U.S. Marketwide Value Portfolio II
Emerging Markets Portfolio II

SUPPLEMENT TO THE PROSPECTUSES DATED FEBRUARY 28, 2019

The purpose of this Supplement is to incorporate the changes discussed below into the Prospectuses dated February 28, 2019, as supplemented, of the portfolios listed above, each a series of DFA Investment Dimensions Group Inc. or Dimensional Investment Group Inc.  Accordingly, the Prospectuses are revised as follows:

(1)
For U.S. Small Cap Value Portfolio, U.S. Targeted Value Portfolio (Institutional Class), U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, and U.S. Micro Cap Portfolio, the following paragraph is added to the “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—PORTFOLIO TRANSACTIONS—ALL PORTFOLIOS” section of the Prospectus:

For each Portfolio that invests in companies that the Advisor considers to be small capitalization, the Advisor may consider a small capitalization company’s investment characteristics with respect to other eligible companies when making investment decisions and may exclude a small capitalization company when the Advisor determines it to be appropriate. In assessing a company’s investment characteristics, the Advisor may consider ratios such as recent changes in assets or book value scaled by current assets or book value. Under normal circumstances, each Portfolio will seek to limit such exclusion to no more than 5% of the eligible small capitalization company universe in each country that the Portfolio invests.

(2)	For U.S. Targeted Value Portfolio (Class R1 and Class R2), International Core Equity Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom

Small Company Portfolio, Continental Small Company Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Value Portfolio (Institutional Class and Class R2), Emerging Markets Targeted Value Portfolio, Emerging Markets Small Cap Portfolio, and Emerging Markets Core Equity Portfolio, the following paragraph is added to the “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—PORTFOLIO TRANSACTIONS—ALL PORTFOLIOS” sections of the respective Prospectuses:

For each Portfolio or Master Fund that invests in companies that the Advisor considers to be small capitalization, the Advisor may consider a small capitalization company’s investment characteristics with respect to other eligible companies when making investment decisions and may exclude a small capitalization company when the Advisor determines it to be appropriate. In assessing a company’s investment characteristics, the Advisor may consider ratios such as recent changes in assets or book value scaled by current assets or book value. Under normal circumstances, each Portfolio or Master Fund will seek to limit such exclusion to no more than 5% of the eligible small capitalization company universe in each country that the Portfolio or Master Fund invests.

(3)
For U.S. Small Cap Growth Portfolio and International Small Cap Growth Portfolio, the following paragraph is added to the “ADDITIONAL INFORMATION ON OBJECTIVES AND POLICIES— PORTFOLIO TRANSACTIONS” section of the Prospectus:

For each Portfolio that invests in companies that the Advisor considers to be small capitalization, the Advisor may consider a small capitalization company’s investment characteristics with respect to other eligible companies when making investment decisions and may exclude a small capitalization company when the Advisor determines it to be appropriate. In assessing a company’s investment characteristics, the Advisor may consider ratios such as recent changes in assets or book value scaled by current assets or book value. Under normal circumstances, each Portfolio will seek to limit such exclusion to no more than 5% of the eligible small capitalization company universe in each country that the Portfolio invests.

(4)
For U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Sustainability Core 1 Portfolio, and Emerging Markets Social Core Equity Portfolio, the following paragraph is added to the “ADDITIONAL INFORMATION ON OBJECTIVES AND POLICIES—PORTFOLIO TRANSACTIONS—EQUITY PORTFOLIOS” section of the Prospectus:

For each Portfolio that invests in companies that the Advisor considers to be small capitalization, the Advisor may consider a small capitalization company’s investment characteristics with respect to other eligible companies when making investment decisions and may exclude a small capitalization company when the Advisor determines it to be appropriate. In assessing a company’s investment characteristics, the Advisor may consider ratios such as recent changes in assets or book value scaled by current assets or book value. Under normal circumstances, each Portfolio will seek to limit such exclusion to no more than 5% of the eligible small capitalization company universe in each country that the Portfolio invests.

(5)
For Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, T.A. World ex U.S. Core Equity Portfolio, and Tax-Managed U.S. Marketwide Value Portfolio II, the following paragraph is added to the “ADDITIONAL INFORMATION ON OBJECTIVES AND POLICIES—PORTFOLIO TRANSACTIONS” section of the respective Prospectuses:

For each Portfolio or Master Fund that invests in companies that the Advisor considers to be small capitalization, the Advisor may consider a small capitalization company’s investment characteristics with respect to other eligible companies when making investment decisions and may exclude a small capitalization company when the Advisor determines it to be appropriate. In assessing a company’s investment characteristics, the Advisor may consider ratios such as recent changes in assets or book value scaled by current assets or book value. Under normal circumstances, each Portfolio or Master Fund will seek to limit such exclusion to no more than 5% of the eligible small capitalization company universe in each country that the Portfolio or Master Fund invests.

(6)
For VA U.S. Targeted Value Portfolio and VA International Small Portfolio, the following paragraph is added to the “ADDITIONAL INFORMATION ON OBJECTIVES AND POLICIES— PORTFOLIO TRANSACTIONS—DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS” section of the Prospectus:

For each Portfolio that invests in companies that the Advisor considers to be small capitalization, the Advisor may consider a small capitalization company’s investment characteristics with respect to other eligible companies when making investment decisions and may exclude a small capitalization company when the Advisor determines it to be appropriate. In assessing a company’s investment characteristics, the Advisor may consider ratios such as recent changes in assets or book value scaled by current assets or book value. Under normal circumstances, each Portfolio will seek to limit such exclusion to no more than 5% of the eligible small capitalization company universe in each country that the Portfolio invests.

(7)
For Emerging Markets Portfolio, Emerging Markets Targeted Value Portfolio, Emerging Markets Value Portfolio, Emerging Markets Small Cap Portfolio, and Emerging Markets Portfolio II, Mitchell J. Firestein no longer serves as a portfolio manager to each Portfolio. Accordingly, all references to Mitchell J. Firestein are hereby removed from the respective Prospectuses.

The date of this Supplement is July 8, 2019

SUPP070819

DFA INVESTMENT DIMENSIONS GROUP INC.
INSTITUTIONAL CLASS SHARES
CLASS R2 SHARES

Emerging Markets Portfolio
Emerging Markets Targeted Value Portfolio
 Emerging Markets Value Portfolio
Emerging Markets Small Cap Portfolio

DIMENSIONAL INVESTMENT GROUP INC.

Emerging Markets Portfolio II

SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2019

For Emerging Markets Portfolio, Emerging Markets Targeted Value Portfolio, Emerging Markets Value Portfolio (Institutional Class and Class R2), Emerging Markets Small Cap Portfolio, and Emerging Markets Portfolio II, Mitchell J. Firestein no longer serves as a portfolio manager to each Portfolio. Accordingly, all references to Mitchell J. Firestein are hereby removed from the respective statements of additional information.

The date of this Supplement is July 8, 2019